UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-00134

ALLIANCEBERNSTEIN BALANCED SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: November 30, 2007

Date of reporting period: August 31, 2007

ITEM 1.	SCHEDULE OF INVESTMENTS.

2

AllianceBernstein Balanced Shares Fund

Portfolio of Investments

August 31, 2007 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 67.9%
Finance - 21.8%
Banking - Money Center - 3.6%
Bank of New York Mellon Corp.	171,793	$6,945,591
JPMorgan Chase & Co.	1,120,700	49,893,564
Wachovia Corp.	63,700	3,120,026

		59,959,181

Banking - Regional - 4.2%
Bank of America Corp.	670,100	33,960,668
Northern Trust Corp.	276,400	16,987,544
Wells Fargo & Co. (a)	517,200	18,898,488

		69,846,700

Brokerage & Money Management - 3.9%
Franklin Resources, Inc.	111,200	14,652,824
The Goldman Sachs Group, Inc.	51,800	9,117,318
Janus Capital Group, Inc.	82,200	2,185,698
Lehman Brothers Holdings, Inc. (a)	206,700	11,333,361
Merrill Lynch & Co., Inc. (a)	363,700	26,804,690

		64,093,891

Insurance - 5.9%
ACE Ltd.	495,700	28,631,632
American International Group, Inc.	775,000	51,150,000
Axis Capital Holdings Ltd.	494,400	17,847,840

		97,629,472

Miscellaneous - 2.6%
Citigroup, Inc.	900,594	42,219,847

Mortgage Banking - 1.6%
Federal National Mortgage Association	405,400	26,598,294

		360,347,385

Health Care - 11.2%
Drugs - 4.0%
Eli Lilly & Co. (a)	350,000	20,072,500
Forest Laboratories, Inc. (b)	177,800	6,690,614
Merck & Co., Inc.	290,000	14,549,300
Schering-Plough Corp.	201,800	6,058,036
Wyeth	403,200	18,668,160

		66,038,610

Medical Products - 1.0%
Becton Dickinson & Co.	219,700	16,903,718

Medical Services - 6.2%
Aetna, Inc.	208,900	10,635,099
Laboratory Corp. of America Holdings (a)(b)	273,500	21,240,010
UnitedHealth Group, Inc.	650,000	32,506,500
WellPoint, Inc. (b)	477,400	38,473,666

		102,855,275

		185,797,603

Consumer Staples - 7.1%
Beverages - 0.6%
PepsiCo, Inc.	152,500	10,374,575

Food - 0.9%
Campbell Soup Co.	182,200	6,878,050
HJ Heinz Co.	75,300	3,395,277
Kellogg Co. (a)	89,900	4,938,207

		15,211,534

Household Products - 1.7%
Procter & Gamble Co.	418,800	27,351,828

Retail - Food & Drug - 1.2%
Safeway, Inc. (a)	244,300	7,751,639
Walgreen Co.	265,000	11,943,550

		19,695,189

Tobacco - 2.7%
Altria Group, Inc.	402,900	27,965,289
Loews Corp. - Carolina Group	221,000	16,822,520

		44,787,809

		117,420,935

Technology - 7.0%
Communication Equipment - 0.6%
Cisco Systems, Inc. (b)	211,500	6,751,080
Qualcomm, Inc.	90,400	3,606,056

		10,357,136

Computer Hardware/Storage - 3.3%
Hewlett-Packard Co.	77,600	3,829,560
International Business Machines Corp.	202,700	23,653,063
Sun Microsystems, Inc. (b)	5,242,100	28,097,656

		55,580,279

Computer Services - 0.8%
Accenture Ltd.-Class A (a)	188,700	7,776,327
Fiserv, Inc. (b)	106,100	4,935,772

		12,712,099

Semiconductor Capital Equipment - 0.6%
Applied Materials, Inc.	498,800	10,654,368

Semiconductor Components - 0.2%
Integrated Device Technology, Inc. (b)	183,800	2,874,632

Software - 1.5%
Microsoft Corp.	848,800	24,386,024

		116,564,538

Energy - 6.6%
Domestic Producers - 0.5%
Noble Energy, Inc.	145,300	8,728,171

International - 4.4%
Chevron Corp. (a)	320,200	28,100,752
Exxon Mobil Corp.	510,000	43,722,300

		71,823,052

Miscellaneous - 0.4%
ConocoPhillips	83,100	6,805,059

Oil Service - 1.3%
Baker Hughes, Inc.	84,100	7,052,626
BJ Services Co.	111,800	2,773,758
Nabors Industries Ltd. (a)(b)	380,000	11,244,200

		21,070,584

		108,426,866

Consumer Services - 4.6%
Broadcasting & Cable - 3.4%
Comcast Corp.-Class A (a)(b)	140,959	3,677,620
News Corp.-Class A	800,700	16,198,161
Time Warner, Inc. (a)	1,439,600	27,323,608
Viacom, Inc.-Class B (b)	225,000	8,878,500

		56,077,889

Retail - General Merchandise - 1.2%
Kohl’s Corp. (b)	283,300	16,799,690
Lowe’s Cos, Inc.	102,600	3,186,756

		19,986,446

		76,064,335

Capital Goods - 3.4%
Electrical Equipment - 2.2%
Emerson Electric Co. (a)	730,500	35,962,515

Miscellaneous - 1.2%
United Technologies Corp.	262,400	19,582,912

		55,545,427

Utilities - 3.0%
Electric & Gas Utility - 0.3%
FirstEnergy Corp.	69,000	4,239,360

Telephone Utility - 2.7%
AT&T, Inc.	691,300	27,562,131
Verizon Communications, Inc.	419,600	17,572,848

		45,134,979

		49,374,339

Basic Industry - 1.7%
Chemicals - 1.7%
Air Products & Chemicals, Inc.	314,300	28,290,143

Industrials - 1.0%
Miscellaneous - 1.0%
General Electric Co. (a)	432,800	16,822,936

Multi-Industry Companies - 0.4%
Multi-Industry Companies - 0.4%
Danaher Corp.	85,300	6,624,398

Transportation - 0.1%
Air Freight - 0.1%
United Parcel Service, Inc.-Class B	16,200	1,228,932

Total Common Stocks
(cost $887,303,682)		1,122,507,837

	Principal Amount (000)
CORPORATES - INVESTMENT GRADES - 10.4%
Industrial - 5.4%
Basic - 0.7%
The Dow Chemical Co.
7.375%, 11/01/29	$95	104,320
Eastman Chemical Co.
7.25%, 1/15/24	800	840,783
EI Du Pont de Nemours & Co.
3.375%, 11/15/07	2,935	2,920,613
Inco Ltd.
7.75%, 5/15/12	2,615	2,855,096
Lubrizol Corp.
5.50%, 10/01/14	1,450	1,409,979
Noranda Inc.
6.00%, 10/15/15	1,645	1,663,486
Southern Copper Corp.
7.50%, 7/27/35	980	1,031,036
Weyerhaeuser Co.
7.375%, 3/15/32	1,290	1,291,356

		12,116,669

Capital Goods - 0.3%
CRH America, Inc.
6.00%, 9/30/16	750	748,407
Hanson Australia Funding Ltd.
5.25%, 3/15/13	945	927,564
Hutchison Whampoa International, Ltd.
7.45%, 11/24/33 (c)	500	545,358
Masco Corp.
7.75%, 8/01/29	1,250	1,311,123
Tyco International Group, SA
6.00%, 11/15/13	1,005	1,011,248
Waste Management, Inc.
6.375%, 11/15/12	675	703,880

		5,247,580

Communications - Media - 0.6%
BSKYB Finance UK PLC
5.625%, 10/15/15 (c)	680	672,213
Comcast Corp.
7.05%, 3/15/33	500	518,810
News America Holdings, Inc.
9.25%, 2/01/13	500	579,168

News America, Inc.
5.30%, 12/15/14	1,500	1,459,951
RR Donnelley & Sons Co.
5.50%, 5/15/15	1,400	1,347,846
The Thomson Corp.
5.75%, 2/01/08	400	401,107
Time Warner Cos, Inc.
7.57%, 2/01/24	535	577,566
Time Warner Entertainment Co.
8.375%, 3/15/23	2,000	2,311,952
Viacom, Inc.
7.875%, 7/30/30	325	350,169
WPP Finance Corp.
5.875%, 6/15/14	1,000	1,026,376

		9,245,158

Communications - Telecommunications - 1.3%
Bellsouth Capital Funding Corp.
7.12%, 7/15/97	2,625	2,654,820
BellSouth Corp.
5.20%, 9/15/14	2,135	2,068,715
Embarq Corp.
6.738%, 6/01/13	2,000	2,080,912
7.082%, 6/01/16	2,085	2,150,204
GTE Corp.
8.75%, 11/01/21	2,175	2,670,559
New Cingular Wireless Services, Inc.
8.75%, 3/01/31	1,250	1,558,214
Nextel Communications, Inc.
Series F
5.95%, 3/15/14	1,335	1,273,735
Qwest Corp.
7.50%, 10/01/14	1,265	1,296,625
7.875%, 9/01/11	940	983,475
Telus Corp.
8.00%, 6/01/11	600	650,824
TPSA Finance BV
7.75%, 12/10/08 (c)	200	206,820
Verizon Virginia, Inc.
Series A
4.625%, 3/15/13	2,915	2,793,634
Vodafone Group PLC
7.875%, 2/15/30	1,165	1,312,541

		21,701,078

Consumer Cyclical - Automotive - 0.1%
DaimlerChrysler North America
4.875%, 6/15/10	2,450	2,409,688

Consumer Cyclical - Other - 0.1%
DR Horton, Inc.
6.50%, 4/15/16	450	395,032
Starwood Hotels & Resorts Worldwide, Inc.
7.375%, 11/15/15	1,119	1,131,959
7.875%, 5/01/12	602	643,921
Toll Brothers Finance Corp.
5.15%, 5/15/15	210	177,990

		2,348,902

Consumer Non-Cyclical - 1.3%
Altria Group, Inc.
7.75%, 1/15/27	1,160	1,411,500
Anheuser-Busch Cos, Inc.
6.50%, 2/01/43	750	746,848
Bristol-Myers Squibb Co.
6.875%, 8/01/97	2,650	2,726,914
Cadbury Schweppes US Finance LLC
5.125%, 10/01/13 (c)	1,415	1,357,098
Fisher Scientific International, Inc.
6.125%, 7/01/15	3,260	3,193,900
Kraft Foods, Inc.
5.25%, 10/01/13	1,200	1,165,573
Kroger Co.
6.80%, 4/01/11	1,500	1,566,695
Reynolds American, Inc.
7.25%, 6/01/12	1,245	1,305,097
7.625%, 6/01/16	1,220	1,277,690
Safeway, Inc.
4.95%, 8/16/10	2,000	1,975,190
5.80%, 8/15/12	1,240	1,254,855
Sara Lee Corp.
6.125%, 11/01/32	600	557,571
Wyeth
6.50%, 2/01/34	2,250	2,307,364

		20,846,295

Energy - 0.3%
Amerada Hess Corp.
7.30%, 8/15/31	1,100	1,196,153
Transocean, Inc.
7.50%, 4/15/31	1,185	1,316,156
Valero Energy Corp.
4.75%, 6/15/13	1,000	955,486
XTO Energy, Inc.
7.50%, 4/15/12	1,400	1,525,558

		4,993,353

Services - 0.2%
The Western Union Co.
5.93%, 10/01/16	3,270	3,247,237

Technology - 0.2%
Electronic Data Systems Corp.
Series B
6.50%, 8/01/13	2,470	2,468,893
Motorola, Inc.
6.50%, 9/01/25	760	733,556
7.50%, 5/15/25	125	127,955

		3,330,404

Transportation - Airlines - 0.2%
Southwest Airlines Co.
5.25%, 10/01/14	3,280	3,192,519

Transportation - Railroads - 0.1%
CSX Corp.
5.50%, 8/01/13	400	395,470
Norfolk Southern Corp.
7.90%, 5/15/97	330	380,412

		775,882

		89,454,765

Financial Institutions - 3.8%
Banking - 2.0%
Bank of Tokoyo Mitsubishi UFJ L
7.40%, 6/15/11	1,600	1,716,896
Barclays Bank PLC
8.55%, 9/29/49 (c)(d)	1,000	1,109,639
BB&T Capital Trust IV
6.82%, 6/12/77 (d)	1,325	1,249,664
The Chuo Mitsui Trust & Banking Co., Ltd.
5.506%, 4/15/49 (c)(d)	1,745	1,657,856
Dresdner Funding Trust I
8.151%, 6/30/31 (c)	2,625	2,926,670
Fuji JGB Investment
9.87%, 6/30/08 (c)(d)	390	404,415
HBOS PLC
5.375%, 11/01/49 (c)(d)	2,100	2,013,140
HSBC Bank USA
5.875%, 11/01/34	2,500	2,353,145
MUFG Capital Finance 1 Ltd.
6.346%, 12/31/49 (d)	1,290	1,231,233
Northern Rock PLC
5.60%, 4/30/14 (c)(d)	2,975	2,887,779
Popular North America, Inc.
4.25%, 4/01/08	385	381,290
Rabobank Capital Funding II
5.26%, 12/31/13 (c)(d)	1,100	1,047,024
RBS Capital Trust III
5.512%, 9/30/14 (d)	2,740	2,589,448
Regions Financing Trust II
6.625%, 5/15/47 (d)	1,290	1,188,424
Resona Preferred Global Securities
7.191%, 12/30/49 (c)(d)	1,145	1,151,403
Royal Bank of Scotland Group PLC
7.648%, 9/30/31 (d)	1,000	1,113,940
Sumitomo Mitsui Banking Corp.
5.625%, 10/15/15 (c)(d)	550	523,573
UBS Preferred Funding Trust II
7.247%, 6/26/11 (d)	1,000	1,068,015
UBS Preferred Funding Trust V
Series 1
6.243%, 5/15/16 (d)	2,575	2,557,838

UFJ Finance Aruba AEC
6.75%, 7/15/13	1,565	1,620,460
Unicredito Italiano Capital Trust II
9.20%, 10/05/10 (c)(d)	1,320	1,464,494
Wachovia Capital Trust III
5.80%, 3/15/11 (d)	670	668,323

		32,924,669

Brokerage - 0.2%
Goldman Sachs Group, Inc.
5.70%, 9/01/12	2,610	2,607,622

Finance - 0.5%
Capital One Bank
6.50%, 6/13/13	1,600	1,631,488
Countrywide Financial Corp.
5.80%, 6/07/12	180	169,153
6.25%, 5/15/16 (a)	2,328	2,066,047
Countrywide Home Loans, Inc.
4.00%, 3/22/11	56	50,121
General Electric Capital Corp.
5.875%, 2/15/12	2,250	2,304,952
iStar Financial, Inc.
6.00%, 12/15/10	800	790,450
Series B
5.70%, 3/01/14	900	834,073
SLM Corp.
5.375%, 1/15/13	1,335	1,182,247

		9,028,531

Insurance - 1.0%
The Allstate Corp.
6.125%, 5/15/37 (d)	1,245	1,199,302
6.50%, 5/15/57 (d)	1,295	1,191,868
CNA Financial Corp.
5.85%, 12/15/14	480	473,690
ING Capital Funding Trust III
8.439%, 12/29/49 (d)	1,000	1,094,588
ING Groep NV
5.775%, 12/29/49 (d)	2,925	2,810,203
Liberty Mutual Group, Inc.
5.75%, 3/15/14 (c)	1,600	1,571,619
Lincoln National Corp.
7.00%, 5/17/66 (d)	2,755	2,791,608
North Front Pass Through Trust
5.81%, 12/15/24 (c)(d)	2,213	2,157,407
UnitedHealth Group, Inc.
5.25%, 3/15/11	900	906,737
WellPoint, Inc.
5.25%, 1/15/16	600	579,109
ZFS Finance USA Trust I
6.15%, 12/15/65 (c)(d)	1,000	975,116

		15,751,247

REITS - 0.1%
Regency Centers LP
5.25%, 8/01/15	1,800	1,706,920

		62,018,989

Utility - 1.0%
Electric - 0.5%
Consumers Energy Co.
Series B
5.375%, 4/15/13	1,700	1,701,200
Dominion Resources, Inc./VA
7.50%, 6/30/66 (d)	3,120	3,232,710
FPL Group Capital, Inc.
6.35%, 10/01/66 (d)	430	418,645
6.65%, 6/15/67 (d)	1,290	1,281,337
TXU Australia Holdings
6.15%, 11/15/13 (c)	1,200	1,218,786
TXU Energy Co. LLC
7.00%, 3/15/13	895	919,264

		8,771,942

Natural Gas - 0.5%
CenterPoint Energy Resources Corp.
Series B
7.875%, 4/01/13	2,300	2,513,626
Enterprise Products Operating L.P.
Series B
5.60%, 10/15/14	1,850	1,813,847
Texas Eastern Transmission Corp.
7.30%, 12/01/10 (a)	1,700	1,805,902
TransCanada Pipelines Ltd.
6.35%, 5/15/67 (d)	1,365	1,308,408

		7,441,783

		16,213,725

Non Corporate Sectors - 0.2%
Agencies - Not Government Guaranteed - 0.2%
Gazprom
6.212%, 11/22/16 (c)	2,665	2,578,121
Petronas Capital, Ltd.
7.00%, 5/22/12 (c)	850	907,669

		3,485,790

Total Corporates - Investment Grades
(cost $173,498,162)		171,173,269

U.S. TREASURIES - 4.5%
U.S. Treasury Bonds
4.50%, 2/15/36 (a)	33,810	32,048,195
8.75%, 5/15/17	13,725	18,113,788
11.25%, 2/15/15	4,503	6,419,238
U.S. Treasury Notes
3.875%, 5/15/10	1,985	1,969,336
4.00%, 4/15/10	9,260	9,218,043
5.125%, 5/15/16 (a)	6,386	6,659,398

Total U.S. Treasuries
(cost $73,302,995)		74,427,998

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.5%
Non-Agency Fixed Rate CMBS - 4.4%
Banc of America Commercial Mortgage, Inc.
Series 2001-PB1, Class A2
5.787%, 5/11/35	9,781	9,858,808
Series 2005-1, Class A3
4.877%, 11/10/42	10,450	10,312,805
Bear Stearns Commercial Mortgage Securities, Inc.
Series 2005-PW10, Class A4
5.405%, 12/11/40 (d)	10,000	9,813,456
Series 2005-PWR9, Class A4A
4.871%, 9/11/42	8,000	7,570,466
Greenwich Capital Commercial Funding Corp.
Series 2003-C2, Class A3
4.533%, 1/05/36	5,000	4,856,414
Series 2005-GG3, Class A4
4.799%, 8/10/42 (d)	10,100	9,549,143
GS Mortgage Securities Corp. II
Series 2004-GG2, Class A6
5.396%, 8/10/38 (d)	2,400	2,369,928
JPMorgan Chase Commercial Mortgage Securities Corp.
Series 2005-LDP3, Class A2
4.851%, 8/15/42	8,500	8,333,859
Series 2005-CB11, Class A4
5.335%, 8/12/37	1,395	1,377,060
Series 2006-CB15, Class A4
5.814%, 6/12/43 (d)	2,919	2,936,828
LB-UBS Commercial Mortgage Trust
Series 2004-C7, Class A2
3.992%, 10/15/29	1,095	1,063,277
Series 2006-C1, Class A4
5.156%, 2/15/31	5,000	4,828,743

		72,870,787

Non-Agency Adjustable Rate CMBS - 0.1%
GS Mortgage Securities Corp. II
Series 2007-EOP, Class E
5.81%, 3/06/20 (c)(e)	655	641,900

Total Commercial Mortgage-Backed Securities
(cost $75,452,147)		73,512,687

MORTGAGE PASS-THRU’S - 4.3%
Fixed Rate 30-Year - 2.3%
Federal Home Loan Mortgage Corp.
Series 2006
6.00%, 9/01/36 - 11/01/36	2,212	2,211,229
7.00%, 8/01/36	7,617	7,824,324
Series 2007
6.00%, 6/01/37 - 8/01/37	15,238	15,226,428
Federal National Mortgage Association
Series 2003
5.00%, 11/01/33	7,506	7,160,493
Series 2007
6.50%, 6/01/37	5,290	5,369,896

		37,792,370

Agency ARMS - 1.0%
Federal Home Loan Mortgage Corp.
Series 2006
5.974%, 1/01/37 (e)	704	709,226
6.029%, 9/01/36 (e)	3,877	3,909,121
6.164%, 12/01/36 (e)	695	701,963
Series 2007
5.80%, 2/01/37 (e)	2,516	2,526,681
5.997%, 2/01/37 (e)	707	713,505
6.109%, 1/01/37 (e)	325	328,041
Federal National Mortgage Association
Series 2006
4.456%, 1/01/36 (e)	739	743,615
Series 2007
5.751%, 12/01/36 (e)	697	702,051
5.79%, 8/01/37 (e)	1,705	1,764,056
5.943%, 2/01/37 (e)	740	747,304
6.052%, 2/01/37 (e)	3,471	3,511,991

		16,357,554

Fixed Rate 15-Year - 0.8%
Federal National Mortgage Association
5.00%, 4/01/22 - 6/01/22	14,250	13,913,856

Non-Agency ARMS - 0.2%
Banc of America Funding Corp.
Series 2007-C, Class 1A3
5.763%, 5/20/36 (d)	2,419	2,400,336

Total Mortgage Pass-Thru’s
(cost $69,946,336)		70,464,116

GOVERNMENT-RELATED - U.S. AGENCIES - 3.2%
Agency Debentures - 3.2%
Federal National Mortgage Association
4.25%, 9/15/07	40,655	40,641,299
6.625%, 10/15/07	12,000	12,016,860

Total Government-Related - U.S. Agencies
(cost $52,646,803)		52,658,159

GOVERNMENT-RELATED - NON-U.S. ISSUERS - 1.3%
Sovereigns - 1.3%
Republic of South Africa
7.375%, 4/25/12	3,000	3,217,500
Russian Federation
7.50%, 3/31/30 (c)(f)	7,060	7,836,073
United Mexican States
5.625%, 1/15/17	7,934	7,934,000
7.50%, 1/14/12	2,460	2,661,720

Total Government-Related - Non-U.S. Issuers
(cost $21,638,192)		21,649,293

EMERGING MARKETS - NON-INVESTMENT GRADES - 0.9%
Non Corporate Sectors - 0.9%
Sovereign - 0.9%
Republic of Brazil
8.25%, 1/20/34	6,330	7,754,250
Republic of Panama
9.375%, 4/01/29	2,010	2,623,050
Republic of Peru
8.75%, 11/21/33	3,030	3,848,100

		14,225,400

Corporate Sectors - 0.0%
Industrial - 0.0%
Communications - Telecommunications - 0.0%
Mobile Telesystems Finance SA
9.75%, 1/30/08 (c)	1,000	1,005,000

Total Emerging Markets - Non-Investment Grades
(cost $15,842,308)		15,230,400

ASSET-BACKED SECURITIES - 0.8%
Home Equity Loans - Floating Rate - 0.4%
Household Home Equity Loan trust
Series 2007-1, Class M1
5.918%, 3/20/36 (e)	2,680	2,300,217
Indymac Residential Asset Backed Trust
Series 2006-D, Class 2A2
5.615%, 11/25/36 (e)	1,450	1,425,305
Newcastle Mortgage Securities Trust
Series 2007-1, Class 2A1
5.45%, 4/25/37 (e)	2,460	2,440,457
Option One Mortgage Loan Trust
Series 2007-2, Class M1
5.865%, 3/25/37 (e)	930	793,132

		6,959,111

Other - Floating Rate - 0.2%
Ballyrock ABS CDO Ltd.
Series 2007-1A, Class A1B
6.118%, 8/06/47 (c)(e)	1,225	857,500
Cairn Mezzanine ABS CDO PLC
Series 2007-3A, Class A2B
6.15%, 8/13/47 (c)(e)	590	413,000
Halcyon Securitized Product Investors
Series 2007-1A, Class A2
6.367%, 5/13/46(c)(e)	335	174,200
Libertas Preferred Funding Ltd.
Series 2007-3A, Class 2
6.01%, 4/09/47 (c)(e)	1,915	957,807
Neapolitan Segregated Portfolio
Series 2007-1A, Class I
6.32%, 3/30/46 (c)(e)	655	196,500
Petra CRE CDO Ltd.
Series 2007-1A, Class C
6.459%, 2/25/47 (c)(e)	795	720,866

		3,319,873

Home Equity Loans - Fixed Rate - 0.2%
Countrywide Asset-Backed Certificates
Series 2007-S1, Class A3
5.81%, 11/25/36 (d)	2,775	2,592,349

Total Asset-Backed Securities
(cost $15,738,960)		12,871,333

INFLATION-LINKED SECURITIES - 0.6%
U.S. Treasury Notes
2.375%, 4/15/11 (TIPS)
(cost $10,399,807)	10,543	10,518,522

CORPORATES - NON-INVESTMENT GRADES - 0.5%
Industrial - 0.5%
Basic - 0.1%
Packaging Corp. of America
4.375%, 8/01/08	1,800	1,776,915

Communications - Media - 0.1%
Clear Channel Communications, Inc.
5.50%, 9/15/14	1,195	932,100
RH Donnelley Corp.
Series A-3
8.875%, 1/15/16	1,100	1,127,500

		2,059,600

Communications - Telecommunications - 0.1%
Windstream Corp.
8.125%, 8/01/13	1,187	1,225,578

Consumer Cyclical - Automotive - 0.1%
Ford Motor Credit Co.
4.95%, 1/15/08	1,065	1,049,335

Consumer Cyclical - Other - 0.0%
MGM Mirage
6.75%, 9/01/12	440	426,800
Wynn Las Vegas LLC/Corp.
6.625%, 12/01/14	325	314,437

		741,237

Consumer Non-Cyclical - 0.1%
Boston Scientific Corp.
5.45%, 6/15/14	1,335	1,181,475

		8,034,140

Financial Institutions -0.0%
Insurance - 0.0%
Liberty Mutual Group, Inc.
7.80%, 3/15/37 (c)	740	656,195

Total Corporates - Non-Investment Grades
(cost $9,084,601)		8,690,335

	Shares
NON-CONVERTIBLE - PREFERRED STOCKS - 0.2%
Utility - 0.1%
Electric - 0.1%
Dte Energy Trust I
7.80%	60,000	1,504,800

Industrial - 0.1%
Communications - Telecommunications - 0.1%
Centaur Funding Corp.
9.08% (c)	1,200	1,330,125

Financial Institutions -0.0%
Banking - 0.0%
Royal Bank of Scotland Group PLC
5.75%	50,000	1,095,500

Total Non-Convertible - Preferred Stocks
(cost $4,197,090)		3,930,425

	Principal Amount (000)
GOVERNMENT-RELATED - U.S. OTHER ISSUERS -0.1%
Municipal Bonds - 0.1%
Dallas-Fort Worth Texas International Airport Facilities Improvement Corp. MBIA FSA
7.07%, 11/01/24
(cost $2,042,205)	2,000	2,073,420

MORTGAGE CMO’S - 0.1%
Non-Agency Fixed Rate - 0.1%
Deutsche Mortgage Securities, Inc.
Series 2005-WF1, Class 1A1
5.059%, 6/26/35 (c)(d)	1,252	1,240,196

Non-Agency Adjustable Rate - 0.0%
Countrywide Alternative Loan Trust
Series 2007-OA3, Class M1
5.815%, 4/25/47 (e)	780	636,051

Total Mortgage CMO’s
(cost $2,013,415)		1,876,247

	Shares
SHORT-TERM INVESTMENTS - 1.9%
Investment Companies - 1.9%
AllianceBernstein Fixed-Income Shares, Inc. - Government STIF Portfolio (g)
(cost $30,599,321)	30,599,321	30,599,321

Total Investments Before Security Lending Collateral - 101.2%
(cost $1,443,706,024)		1,672,183,362

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 10.5%
Short-Terms - 10.5%
UBS Private Money Market Fund, LLC
(cost $173,425,820)	173,425,820	173,425,820

Total Investments - 111.7%
(cost $1,617,131,844)		1,845,609,182
Other assets less liabilities - (11.7)%		(193,552,167)

Net Assets - 100.0%		$1,652,057,015

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2007, the aggregate market value of these securities amounted to $43,405,562 or 2.6% of net assets.
(d)	Variable rate coupon, rate shown as of August 31, 2007.
(e)	Floating Rate Security. Stated interest rate was in effect at August 31, 2007.
(f)	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at August 31, 2007.
(g)	Investment in affiliated money market mutual fund.

Glossary:

FSA -	Financial Security Assurance Inc.
MBIA -	Municipal Bond Investors Assurance
TIPS -	Treasury Inflation Protected Security

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT
11 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

11 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Balanced Shares, Inc.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Marc O. Mayer
Marc O. Mayer
President

Date: October 22, 2007

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date: October 22, 2007

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